A Message
  From
  The Chairman of the Board
  and President of
  AUL American Series Fund, Inc.

To Participants in AUL American Individual Variable Life Unit Trust
As you are well aware, last year was extremely disappointing for many investors. While anxiously waiting for a turnaround to occur,investors have been forced to push their expectations out at least a quarter or two.
Beginning in January of this year, the Federal Reserve initiated a dramatic change in policy in an effort to prevent a dramatic slowdown in our economy. By the end of June 2001, the Fed had cut the Federal Funds rate by 275 basis points with additional rate cuts still a possibility. It is hoped that the Fed's stimulative monetary policy coupled with the arrival of tax rebate checks will provide a boost to U.S.economic growth by the end of the year.
The weakness that occurred in the stock market last year continued into the first half of 2001. Stocks have been impacted positively by lower interest rates but negatively by lower earnings expectations. As a result, the S&P 500,a commonly used stock benchmark,experienced a -6.7% return during the first six months of 2001. (Figures for the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's corporation.) Despite the weakness in the stock market, market leadership broadened during the first half of the year, and value investing continued to outperform its growth counterparts.
Bonds have performed very well in this period of declining short-term interest rates. the Lehman Aggregate, a commonly used bond benchmark, appreciated 3.6% during the first half of 2001, outperforming cash and most major equity indices.
 (Figures for the Lehman Aggregate Index, an unmanaged index of government and corporate bonds, which are broad measures of the performance of the U.S. bond market, include reinvestment of income and capital gains.) bonds backed by corporate issuers fared particularly well, earning returns of well over 5% in the first half of the year.
The outlook for economic recovery depends, to a large degree, on the level of future consumer and capital spending. Investors will be focused on improvement in spending as well as signs of a turnaround in corporate profitability. It is also hoped that the recent Federal Reserve actions will have a positive impact on the equity market since Fed easing of this magnitude has historically resulted in positive overall stock returns. bond investors remain cautiously optimistic that the Fed easing cycle will reverse the current weakness in corporate financial quality without increasing expectations for higher inflation.

In closing, American United Life Insurance Company remains committed to serving your investment needs. We appreciate your continued confidence and support.

R. Stephen Radcliffe
Chairman of the Board of Directors and President
Indianapolis, Indiana
August 15, 2001

                AUL American Individual Variable Life Unit Trust
                statementS of net assets
                June 30, 2001
                (unaudited)
                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth



Assets:

  Investments at value      $    543,837 $  1,192,216  $   719,524  $   519,223  $   369,159  $ 4,732,240



Net assets                  $    543,837 $  1,192,216  $   719,524  $   519,223  $   369,159  $ 4,732,240



Units outstanding                 88,491    1,017,596      118,925       83,368      104,753      705,739



Accumulation unit value     $       6.15 $       1.17  $      6.05  $      6.23  $      3.52  $      6.71





                                                               Fidelity

                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund  Money Market



Assets:

  Investments at value      $    432,920 $  1,484,089  $ 5,315,131  $ 1,630,827  $ 3,014,102  $   887,019



Net assets                  $    432,920 $  1,484,089  $ 5,315,131  $ 1,630,827  $ 3,014,102  $   887,019



Units outstanding                 88,137      270,122      932,266      284,157      503,459      746,508



Accumulation unit value     $       4.91 $       5.49  $      5.70  $      5.74  $      5.99  $      1.19


The accompanying notes are an integral part of the financial statements.


AUL American Individual Variable Life Unit Trust
statementS of net assets (continued)
June 30, 2001
(unaudited)
                                       American Century                       Alger

                              VP Capital      VP         VP Income    American     American
                             AppreciationInternational  and Growth     Growth      Small Cap


Assets:
  Investments at value      $     20,105 $    752,252  $   497,635  $ 7,053,875  $   274,687



Net assets                  $     20,105 $    752,252  $   497,635  $ 7,053,875  $   274,687



Units outstanding                  2,872      139,235      105,053    1,032,329       91,696



Accumulation unit value     $       7.00 $       5.40  $      4.74  $      6.83  $      3.00





                                         T. Rowe Price                        Janus

                                         Limited-Term     Mid-Cap     Worldwide    Flexible
                             Equity Income   Bond         Growth       Growth       Income


Assets:
  Investments at value      $  1,649,552 $     48,373  $   375,312  $ 2,934,017  $   410,037



Net assets                  $  1,649,552 $     48,373  $   375,312  $ 2,934,017  $   410,037



Units outstanding                272,408        8,595       74,892      531,677       75,007



Accumulation unit value     $       6.06 $       5.63  $      5.01  $      5.52  $      5.47


The accompanying notes are an integral part of the financial statements.
                                        3


AUL American Individual Variable Life Unit Trust
statementS of net assets (continued)
June 30, 2001
(unaudited)
                                      SAFECO                     PBHG

                                                                       Tech. &
                                Equity      Growth       Growth II      Comm.


Assets:
  Investments at value      $    467,457 $    817,809  $   261,353  $   472,743



Net assets                  $    467,457 $    817,809  $   261,353  $   472,743



Units outstanding                113,362      123,067       90,709      279,063



Accumulation unit value     $       4.12 $       6.65  $      2.88  $      1.69



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
statementS of OPERATIONS
For the six months ended June 30, 2001
(unaudited)
                                          AUL American Series Fund                       Fidelity


                                Equity   Money Market      Bond        Managed    High Income    Growth



Investment income:
  Dividend income           $          - $     27,912  $         -  $         -  $    45,921  $   272,441

  Net investment
   income                              -       27,912            -            -       45,921      272,441


Gain (loss) on investments:
  Net realized gain (loss)        (4,992)         -              533     (1,000)      (42,154)    (46,809)
  Net change in unrealized
     appreciation
     (depreciation)               45,087          -          22,873       30,688      (34,200)    (642,282)

  Net gain (loss)                 40,095          -          23,406       29,688      (76,354)    (689,091)

  Increase (decrease) in
  net assets from operations$     40,095 $     27,912  $    23,406  $    29,688  $   (30,433) $  (416,650)




                                                               Fidelity


                               Overseas   Asset Manager  Index 500  Equity-Income Contrafund  Money Market



Investment income:
  Dividend income           $     53,637 $     69,054  $    52,787  $    82,391  $    96,682  $    19,059

  Net investment
   income                         53,637       69,054       52,787       82,391       96,682       19,059


Gain (loss) on investments:
  Net realized gain (loss)      (135,291)      (8,424)     (11,056)     (1,122)      (12,972)        -
  Net change in unrealized
     appreciation
     (depreciation)               35,772     (102,844)    (372,027)     (85,572)    (369,173)        -

  Net gain (loss)                (99,519)    (111,268)    (383,083)    (86,694)     (382,145)        -

  Increase (decrease) in
  net assets from operations$    (45,882)   $ (42,214)  $  (330,296) $  (4,303)   $  (285,463) $ 19,059



The accompanying notes are an integral part of the financial statements.


AUL American Individual Variable Life Unit Trust
statementS of OPERATIONS (continued)
For the six months ended June 30, 2001
(unaudited)
                                       American Century                       Alger

                              VP Capital      VP         VP Income    American     American
                             AppreciationInternational  and Growth     Growth      Small Cap



Investment income:
  Dividend income           $      6,275 $     64,830  $     3,491  $   848,139  $       127

  Net investment
   income                          6,275       64,830        3,491      848,139          127


Gain (loss) on investments:
  Net realized gain (loss)             6        1,337       (2,087)     (87,471)      (5,140)
  Net change in unrealized
     appreciation
     (depreciation)               (9,212)     (225,625)    (13,975)     (1,070,491)  (25,864)

  Net gain (loss)                 (9,206)     (224,288)    (16,062)     (1,157,962)  (31,004)

  Increase (decrease) in
  net assets from operations$     (2,931)  $  (159,458) $  (12,571)  $  (309,823) $  (30,877)



The accompanying notes are an integral part of the financial statements.


AUL American Individual Variable Life Unit Trust
statementS of OPERATIONS (continued)
For the six months ended June 30, 2001
(unaudited)
                                         T. Rowe Price                        Janus

                                         Limited-Term     Mid-Cap     Worldwide    Flexible
                             Equity Income   Bond         Growth       Growth       Income



Investment income:
  Dividend income           $     21,692 $        583  $         -  $     6,409  $    11,464

  Net investment
   income                         21,692          583            -        6,409       11,464


Gain (loss) on investments:
  Net realized gain (loss)         1,059          224       (1,391)    (286,140)         551
  Net change in unrealized
     appreciation
     (depreciation)               11,031           24       17,844      (89,401)      (4,845)

  Net gain (loss)                 12,090          248       16,453     (375,541)      (4,294)

  Increase (decrease) in
  net assets from operations$     33,782 $        831  $    16,453  $  (369,132) $     7,170



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust
statementS of OPERATIONS (continued)
For the six months ended June 30, 2001
(unaudited)
                                      SAFECO                     PBHG

                                            Growth                     Tech. &
                                Equity   Opportunities   Growth II      Comm.



Investment income:
  Dividend income           $          - $          -  $         -  $         -

  Net investment
   income                              - $          -  $         -  $         -


Gain (loss) on investments:
  Net realized gain (loss)        (1,875)       (3,465)      (11,536)     (45,895)
  Net change in unrealized
     appreciation
     (depreciation)              (27,407)       156,231      (27,556)     (105,931)

  Net gain (loss)                (29,282)       152,766      (39,092)     (151,826)

  Increase (decrease) in
  net assets from operations$    (29,282)   $  152,766   $  (39,092)  $  (151,826)



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets


                                                       AUL American Series Fund


                                      Equity                 Money Market                  Bond


                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase in net assets
from operations:
  Net investment income     $          - $     25,915  $    27,912  $    38,630  $        -  $    33,186
  Net realized gain (loss)        (4,992)      (16,711)       -            -            533         (2,839)
  Net change in unrealized
   appreciation (depreciation)    45,087       40,944         -            -           22,873       13,046

Increase (decrease)
  in net assets
  from operations                 40,095       50,148       27,912       38,630       23,406       43,393


Contract owner transactions:
   Proceeds from units sold      177,142      207,386    1,638,062    1,599,877      329,338      319,770
   Cost of units redeemed        (46,390)    (58,836)   (1,542,909)  (1,032,773)   (175,752)     (65,320)
   Account charges               (19,923)    (24,909)     (47,029)     (55,691)     (24,199)     (22,824)

      Increase (decrease)        110,829      123,641       48,124      511,413      129,387      231,626


Net increase (decrease)          150,924      173,789       76,036      549,492      152,793      275,019
Net assets, beginning            392,913      219,124    1,116,180      566,688      566,731      291,712

Net assets, ending          $    543,837 $    392,913  $ 1,192,216  $ 1,116,180  $   719,524  $   566,731


Units sold                        30,166       41,732    1,412,645    1,427,909       54,836       58,166
Units redeemed                   (11,419)      (17,731) (1,370,008)  (977,222)       (33,319)    (16,317)


Net increase (decrease)           18,747       24,001       42,637      450,687       21,517       41,849
Units outstanding, beginning      69,744       45,743       974,959      524,272      97,408      55,559

Units outstanding, ending         88,491       69,744    1,017,596      974,959      118,925       97,408



The accompanying notes are an integral part of the financial statements.
                                        9


AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                          AUL American Series Fund                       Fidelity


                                      Managed                 High Income                 Growth


                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase in net assets
from operations:
  Net investment income     $          - $     15,237  $    45,921  $    17,066  $   272,441  $   265,242
  Net realized gain (loss)        (1,000)     (14,412)     (42,154)     (2,452)      (46,809)    41,190
  Net change in unrealized
   appreciation (depreciation)    30,688       18,782      (34,200)     (95,811)    (642,282)    (832,024)

Increase (decrease)
  in net assets
  from operations                 29,688       19,607      (30,433)     (81,197)    (416,650)    (525,592)


Contract owner transactions:
   Proceeds from units sold      336,706      176,282      230,375      209,458    1,903,906    3,443,076
   Cost of units redeemed        (65,660)    (67,495)     (145,678)    (25,927)     (536,971)   (642,315)
   Account charges               (13,494)    (12,125)     (17,288)     (22,403)     (219,114)   (386,919)

      Increase (decrease)        257,552       96,662       67,409      161,128    1,147,821    2,413,842


Net increase (decrease)          287,240      116,269       36,976       79,931      731,171    1,888,250
Net assets, beginning            231,983      115,714      332,183      252,252    4,001,069    2,112,819

   Net assets, ending       $    519,223 $    231,983  $   369,159  $   332,183  $ 4,732,240  $ 4,001,069


Units sold                        56,564       33,187       58,955       46,447      277,376      410,014
Units redeemed                   (13,351)     (16,190)     (41,689)     (10,468)     (110,799)   (124,314)


Net increase (decrease)           43,213       16,997       17,266       35,979      166,577      285,700
Units outstanding, beginning      40,155       23,158       87,487       51,508       539,162     253,462

Units outstanding, ending         83,368       40,155      104,753       87,487      705,739      539,162



The accompanying notes are an integral part of the financial statements.


AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                               Fidelity


                                     Overseas                Asset Manager               Index 500


                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase in net assets
from operations:
  Net investment income     $     53,637 $      9,881  $    69,054  $    77,492  $    52,787  $    40,230
  Net realized gain (loss)      (135,291)       4,273       (8,424)      (3,143)      (11,056)    48,498
  Net change in unrealized
   appreciation (depreciation)    35,772      (74,950)    (102,844)    (115,232)    (372,027)    (491,270)

Increase (decrease)
  in net assets
  from operations                (45,882)     (60,796)     (42,214)     (40,883)     (330,296)   (402,542)


Contract owner transactions:
   Proceeds from units sold      820,581      450,411      482,770      918,625    1,884,430    3,656,164
   Cost of units redeemed       (707,811)     (58,740)     (83,185)     (247,384)    (583,253)  (825,041)
   Account charges               (23,610)     (34,843)     (50,899)     (72,873)     (238,423)  (417,181)

      Increase (decrease)         89,160      356,828      348,686      598,368    1,062,754    2,413,942


Net increase (decrease)           43,278      296,032      306,472      557,485      732,458    2,011,400
Net assets, beginning            389,642       93,610    1,177,617      620,132    4,582,673    2,571,273

Net assets, ending          $    432,920 $    389,642  $ 1,484,089  $ 1,177,617  $ 5,315,131  $ 4,582,673


Units sold                       157,013       71,478       87,588      157,150      324,657      558,834
Units redeemed                  (139,116)     (14,889)     (24,175)     (55,019)     (143,083)   (190,147)


Net increase (decrease)           17,897       56,589       63,413      102,131      181,574      368,687
Units outstanding, beginning      70,240       13,651       206,709      104,578      750,692     382,005

Units outstanding, ending         88,137       70,240      270,122      206,709      932,266      750,692


The accompanying notes are an integral part of the financial statements.


AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                               Fidelity


                                   Equity-Income              Contrafund               Money Market


                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase in net assets
from operations:
  Net investment income     $     82,391 $     53,999  $    96,682  $   213,019  $    19,059  $    37,130
  Net realized gain (loss)        (1,122)     (9,187)      (12,972)     3,391            -           -
  Net change in unrealized
   appreciation (depreciation)   (85,572)     58,649       (369,173)    (393,438)        -           -

Increase (decrease)
  in net assets
  from operations                 (4,303)     103,461      (285,463)    (177,028)    19,059      37,130


Contract owner transactions:
   Proceeds from units sold      484,454      729,001      779,779    2,196,515    1,773,493    1,314,464
   Cost of units redeemed        (30,197)    (176,345)    (205,457)    (430,605)  (1,685,746)  (1,148,833)
   Account charges               (56,263)    (76,053)     (150,639)    (263,256)    (26,501)   (51,827)

      Increase (decrease)        397,994      476,603      423,683    1,502,654       61,246      113,804


Net increase (decrease)          393,691      580,064      138,220    1,325,626       80,305      146,686
Net assets, beginning          1,237,136      657,072    2,875,882    1,550,256      806,714      660,028

Net assets, ending          $  1,630,827 $  1,237,136  $ 3,014,102  $ 2,875,882  $   887,019  $   806,714


Units sold                        85,721      138,531      129,138      314,561    1,501,977    1,168,910
Units redeemed                   (15,190)     (47,930)     (58,321)     (99,695)  (1,455,632) (1,078,452)


Net increase (decrease)           70,531       90,601       70,817      214,866       46,345       90,458
Units outstanding, beginning     213,626       123,025      432,642      217,776      700,163     609,705

Units outstanding, ending        284,157      213,626      503,459      432,642      746,508      700,163


The accompanying notes are an integral part of the financial statements.


AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                           American Century


                              VP Capital Appreciation      VP International        VP Income and Growth


                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase in net assets
from operations:
  Net investment income     $      6,275 $        523  $    64,830  $     6,166  $     3,491  $       208
  Net realized gain (loss)             6        1,777        1,337       30,012       (2,087)          83
  Net change in unrealized
   appreciation (depreciation)    (9,212)       (989)      (225,625)    (134,621)    (13,975)    (30,849)

Increase (decrease)
  in net assets
  from operations                 (2,931)     1,311        (159,458)    (98,443)     (12,571)    (30,558)


Contract owner transactions:
   Proceeds from units sold        3,262        8,171      239,571      699,965      176,074      431,285
   Cost of units redeemed           (382)     (3,859)      (27,102)     (148,982)    (18,241)    (25,920)
   Account charges                  (407)     (1,425)      (28,969)     (45,495)     (21,986)    (20,451)

      Increase (decrease)          2,473        2,887      183,500      505,488      135,847      384,914


Net increase (decrease)             (458)       3,638        24,042       407,045      123,276     354,356
Net assets, beginning             20,563       16,925      728,210      321,165      374,359       20,003

Net assets, ending          $     20,105 $     20,563  $   752,252  $   728,210  $   497,635  $   374,359


Units sold                           476          907       40,974       93,529       37,520       81,388
Units redeemed                      (123)        (649)     (9,371)      (25,380)     (8,483)     (9,003)


Net increase (decrease)              353          258       31,603       68,149       29,037       72,385
Units outstanding, beginning         2,519       2,261      107,632      39,483       76,016      3,631

Units outstanding, ending          2,872        2,519      139,235      107,632      105,053       76,016



The accompanying notes are an integral part of the financial statements.


AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                    Alger                              T. Rowe Price


                                  American Growth         American Small Cap           Equity income

                                                                   For the period
                              Six months     Year       Six months  from 5/01/00  Six months      Year
                             ended 6/30/01   ended     ended 6/30/01(commencement)ended 6/30/01   ended
                              (unaudited)  12/31/00     (unaudited)  to 12/31/00  (unaudited)   12/31/00


Increase in net assets
from operations:
  Net investment income     $    848,139 $    586,347  $       127  $        -  $    21,692  $    76,056
  Net realized gain (loss)       (87,470)    (23,421)     (5,140)      (618)        1,059       (7,911)
  Net change in unrealized
   appreciation (depreciation)(1,070,491)  (1,606,505)  (25,864)     (15,812)     11,031        61,440

Increase (decrease)
  in net assets
  from operations               (309,822)  (1,043,579)  (30,877)     (16,430)     33,782      129,585


Contract owner transactions:
   Proceeds from units sold    2,409,573    5,195,700      213,377      146,328      598,233      714,017
   Cost of units redeemed       (730,657)   (756,670)    (17,076)     (3,153)      (85,833)     (248,711)
   Account charges              (315,075)   (515,494)    (13,115)     (4,367)      (66,151)     (94,210)

      Increase (decrease)      1,363,841    3,923,536      183,186      138,808      446,249      371,096


Net increase (decrease)        1,054,019    2,879,957      152,309      122,378      480,031      500,681
Net assets, beginning          5,999,856    3,119,899      122,378            -    1,169,521      668,840

Net assets, ending          $  7,053,875 $  5,999,856  $   274,687  $   122,378  $ 1,649,552  $ 1,169,521


Units sold                       347,002      620,530       69,022       34,042       99,826      135,907
Units redeemed                  (149,864)     (155,464)    (9,567)      (1,801)      (25,661)    (65,831)


Net increase (decrease)          197,138      465,066       59,455       32,241       74,165       70,076
Units outstanding, beginning     835,191       370,125      32,241       -            198,243     128,167

Units outstanding, ending      1,032,329      835,191       91,696       32,241      272,408      198,243



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                T. Rowe Price                              Janus


                                 Limited Term Bond          Mid-Cap Growth           Worldwide Growth

                                         For the period              For the period
                              Six months   from 5/01/00   Six months   from 5/01/00  Six months      Year
                             ended 6/30/01(commencement)ended 6/30/01 (commencement)ended 6/30/01  ended
                              (unaudited)   to 12/31/00   (unaudited)   to 12/31/00  (unaudited)   12/31/00


Increase in net assets
from operations:
  Net investment income     $        583 $         54  $         -  $     1,265  $     6,409  $   122,895
  Net realized gain (loss)           224           12       (1,391)        (904)    (286,140)      19,508
  Net change in unrealized
   appreciation (depreciation)        24          149       17,844          735      (89,401)    (576,195)

Increase (decrease)
  in net assets
  from operations                    831          215       16,453        1,096     (369,132)    (433,792)


Contract owner transactions:
   Proceeds from units sold       49,543        7,988      317,049      100,931    2,134,312    2,953,183
   Cost of units redeemed         (7,377)       (1,292)    (21,829)     (16,410)     (999,108)  (290,797)
   Account charges                (1,047)        (453)     (16,917)     (5,061)      (161,727)  (207,151)

      Increase (decrease)         41,119        6,243      278,303       79,460      973,477    2,455,235


Net increase (decrease)           41,950        6,423      294,756       80,556      604,345    2,021,443
Net assets, beginning              6,423            -       80,556            -    2,329,672      308,229

Net assets, ending          $     48,373 $      6,423  $   375,312  $    80,556  $ 2,934,017  $ 2,329,672


Units sold                         8,901        1,525       66,991       20,314      366,839      393,102
Units redeemed                    (1,501)        (330)      (8,060)      (4,353)      (200,364)   (68,656)


Net increase (decrease)            7,400        1,195       58,931       15,961      166,475      324,446
Units outstanding, beginning      1,195         -            15,961       -            365,202     40,756

Units outstanding, ending          8,595        1,195       74,892       15,961      531,677      365,202




The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                       Janus                                 SAFECO


                                  Flexible Income               Equity             Growth Opportunities


                              Six months     Year       Six months      Year      Six months      Year
                             ended 6/30/01   ended     ended 6/30/01    ended    ended 6/30/01    ended
                              (unaudited)  12/31/00     (unaudited)   12/31/00    (unaudited)   12/31/00


Increase in net assets
from operations:
  Net investment income     $     11,464 $      7,192  $         -  $     3,481  $         -  $    59,010
  Net realized gain (loss)           551         (164)      (1,875)      (3,288)      (3,465)       6,104
  Net change in unrealized
   appreciation (depreciation)    (4,845)      2,197        (27,407)     (35,642)     156,231   (110,806)

Increase (decrease)
  in net assets
  from operations                  7,170        9,225      (29,282)     (35,449)     152,766      (45,692)


Contract owner transactions:
   Proceeds from units sold      162,019      268,286       63,466      519,442      193,370      641,377
   Cost of units redeemed         (9,855)    (10,342)     (5,538)      (33,743)     (39,601)     (55,986)
   Account charges               (10,768)    (9,071)      (16,076)     (25,645)     (29,897)     (35,007)

      Increase (decrease)        141,396      248,873       41,852      460,054      123,872      550,384


Net increase (decrease)          148,566      258,098       12,570      424,605      276,638      504,692
Net assets, beginning            261,471        3,373      454,887       30,282      541,171       36,479

Net assets, ending          $    410,037 $    261,471  $   467,457  $   454,887  $   817,809  $   541,171


Units sold                        29,619       52,261       15,092      110,008       35,004      109,355
Units redeemed                    (3,774)      (3,773)      (5,173)      (12,708)     (12,207)    (15,427)


Net increase (decrease)           25,845       48,488        9,919       97,300       22,797       93,928
Units outstanding, beginning      49,162        674          103,443    6,143        100,270     6,342

Units outstanding, ending         75,007       49,162      113,362      103,443      123,067      100,270



The accompanying notes are an integral part of the financial statements.

AUL American Individual Variable Life Unit Trust statementS of changes in net assets (continued)


                                                    PBHG


                                     Growth II        Technology & Communications

                                         For the period             For the period
                              Six months   from 5/01/00   Six months  from 5/01/00
                             ended 6/30/01(commencement)ended 6/30/01(commencement)
                              (unaudited)   to 12/31/00   (unaudited)  to 12/31/00


Increase in net assets
from operations:
  Net investment income     $          - $        721  $         -  $    22,653
  Net realized gain (loss)       (11,536)         747          (45,895)  (17,298)
  Net change in unrealized
   appreciation (depreciation)   (27,556)     (31,962)     (105,931)    (201,733)

Increase (decrease)
  in net assets
  from operations                (39,092)     (30,494)     (151,826)    (196,378)


Contract owner transactions:
   Proceeds from units sold      213,749      177,445      448,243      541,056
   Cost of units redeemed        (25,077)     (8,981)      (65,236)     (42,002)
   Account charges               (17,360)     (8,837)      (37,531)     (23,583)

      Increase (decrease)        171,312      159,627      345,476      475,471


Net increase (decrease)          132,220      129,133      193,650      279,093
Net assets, beginning            129,133            -      279,093            -

Net assets, ending          $    261,353 $    129,133  $   472,743  $   279,093


Units sold                        71,983       36,272      224,610      123,803
Units redeemed                   (13,962)     (3,584)      (49,240)     (20,110)


Net increase (decrease)           58,021       32,688      175,370      103,693
Units outstanding, beginning      32,688        -          103,693         -

Units outstanding, ending         90,709       32,688      279,063      103,693



   The accompanying notes are an integral part of the financial statements.

  notes to financial statements
   1.    Summary of Significant Accounting Policies
   The AUL American Individual Variable Life Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is asegregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series
   Fund), Fidelity Variable Insurance Products Fund (Equity-Income, Growth, High Income, Overseas) and Fidelity Variable Insurance Products Fund II(Asset Manager, Contrafund, Index 500) (Fidelity), American Century Variable Portfolios, Inc. (American Century), The Alger American Fund (Alger), Janus Aspen Series (Janus), SAFECO Resources Series Trust (SAFECO), T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. (T. Rowe Price), and PBHG Insurance Series Fund, Inc. (PBHG).

   Security Valuation Transactions and Related Income
   The market value of investments is based on the Net Asset Value (NAV) of the underlying mutual funds and the number of shares owned by the Variable Account. The NAV of the mutual funds is based on the market value of the underlying investments at June 30, 2001. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

   Taxes
   Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

   Estimates
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges
   With respect to variable life insurance policies funded by the variable account, total account charges during the six months period ended June 30, 2001 and for the year ended December 31, 2000 were $5,374,100 and $2,437,154, respectively. Deductions are described as follows: Modified Single Premium
   Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense risk charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30.00 each year in which an individual policy's account value does not exceed a specific amount, (6)in the event of a surrender, a surrender charge of 10% reducing to 0% of premium surrendered, depending upon policy duration and (7) monthly premium tax charges at an annual rate of .25% of the account value. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

   Flexible Premium Adjustable Policy: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $17.50 per month in the first year and $6.00 per month thereafter, (3) mortality and expense risk charges of 0.75% per year for the first 10 policy years and 0.25% thereafter and (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium and (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

notes to financial statements (continued)
   3.    Accumulation Unit Value
   The change in the Accumulation Unit Value per unit for the six months ended June 30, 2001.

                                 6/30/01     12/31/00      Change

   AUL American Series Fund:
         Equity               $  6.145686  $  5.633656        9.1%
         Money Market            1.172039     1.145414        2.3%
         Bond                    6.050153     5.818028        4.0%
         Managed                 6.228012     5.777096        7.8%
   Fidelity:
         High Income             3.524301     3.797217       -7.2%
         Growth                  6.705343     7.420428       -9.6%
         Overseas                4.911867     5.547252      -11.5%
         Asset Manager           5.494239     5.697103       -3.6%
         Index 500               5.701219     6.104484       -6.6%
         Equity-Income           5.739126     5.791415       -0.9%
         Contrafund              5.986797     6.647083       -9.9%
         Money Market            1.188279     1.158242        2.6%
   American Century:
         VP Capital
           Appreciation          7.000142     8.163771      -14.3%
         VP International        5.402836     6.765861      -20.1%
         VP Income
           and Growth            4.736982     4.924754       -3.8%
   Alger:
         American Growth         6.832960     7.183798       -4.9%
         American Small Cap      2.995642     3.795709      -21.1%
   T. Rowe Price:
         Equity Income           6.055395     5.899400        2.6%
         Limited-Term Bond       5.628627     5.402517        4.2%
         Mid-Cap Growth          5.011385     5.046986       -0.7%
   Janus:
         Worldwide Growth        5.518389     6.379118      -13.5%
         Flexible Income         5.466665     5.318552        2.8%
   Safeco:
         Equity                  4.123302     4.397121       -6.2%
         Growth                  6.645103     5.396990       23.1%
           Opportunities
   PBHG:
         Growth II               2.881225     3.950441      -27.1%
         Technology &            1.694034     2.691549      -37.1%
           Communications



 notes to financial statements (continued)
   4.    Cost of Investments

   The cost of investments at June 30, 2001 is:

     AUL American Series Fund:
     Equity                      $        507,168
     Money Market                `      1,210,580
     Bond                                 702,415
     Managed                              488,299
   Fidelity:
     High Income                          496,919
     Growth                             5,824,379
     Overseas                             451,781
     Asset Manager                      1,656,427
     Index 500                          5,902,490
     Equity-Income                      1,660,799
     Contrafund                         3,565,655
     Money Market                         885,225
   American Century:
     VP Capital Appreciation               24,699
     VP International                   1,000,965
     VP Income and Growth                 540,771
   Alger:
     American Growth             $      9,310,253
     American Small Cap                   316,362
   T. Rowe Price:
     Equity Income                      1,613,835
     Limited-Term Bond                     48,200
     Mid-Cap Growth                       356,733
   Janus:
     Worldwide Growth                   3,527,415
     Flexible Income                      412,757
   SAFECO:
     Equity                               531,860
     Growth Opportunities                 767,685
   PBHG:
     Growth II                            320,869
     Technology &
       Communications                     780,407
   5.    Mutual Fund Shares
   The mutual fund shares owned at June 30, 2001 is:

   AUL American Series Fund:
     Equity                                28,372
     Money Market                       1,192,216
     Bond                                  65,884
     Managed                               34,807
   Fidelity:
     High Income                           54,771
     Growth                               128,315
     Overseas                              27,769
     Asset Manager                        101,720
     Index 500                             38,460
     Equity-Income                         68,753
     Contrafund                           145,891
     Money Market                         884,554
   American Century:
     VP Capital Appreciation                2,249
     VP International                     101,245
     VP Income & Growth                    73,397
   Alger:
     American Growth                      177,859
     American Small Cap                    14,824
   T Rowe Price:
     Equity Income                         83,522
     Limted-Term Bond                       9,656
     Mid-Cap Growth                        20,509
   Janus:
     Worldwide Growth                      35,811
     Flexible Income                       91,918
   Safeco:
     Equity                                18,154
     Growth Opportunities                  35,311
   PBHG:
     Growth II                             18,980
     Technology
     & Communications                      30,323

   notes to financial statements (continued)
   6.    Net Assets
   Net Assets at June 30, 2001 are:

                                          AUL American Series Fund                       Fidelity

                                Equity   Money Market      Bond        Managed    High Income    Growth

Proceeds from units sold    $    707,934 $  4,710,876  $ 1,216,496  $   647,139  $   705,689  $ 7,332,751
Cost of units redeemed          (188,557)   (3,455,642)  (495,522)    (141,224)    (174,512)   (1,297,959)
Account charges                  (71,807)   (145,003)    (66,418)     (36,908)     (56,762)    (781,654)
Net investment income             78,186     81,985       51,233       33,725       66,297      556,934
Net realized gain (loss)         (18,588)     (0)          (3,372)      (14,433)     (43,794)    14,308
Unrealized appreciation
(depreciation)                    36,669      (0)          17,107       30,924     (127,759)  (1,092,140)

                            $    543,837 $  1,192,216  $   719,524  $   519,223  $   369,159  $ 4,732,240


                                                               Fidelity

                               Overseas  Asset Manager  Index  500  Equity-income Contrafund  Money Market

Proceeds from units sold    $  1,359,653 $  2,330,120  $ 9,254,416  $ 1,931,809  $ 4,606,995  $ 4,900,275
Cost of units redeemed          (772,618)   (653,726)    (2,872,749)  (227,673)    (825,834)   (3,985,037)
Account charges                  (69,548)   (176,961)    (958,307)    (199,222)    (561,877)   (96,545)
Net investment income             64,136     160,055      118,712      145,681      318,211       68,326
Net realized gain (loss)        (129,843)    (3,061)      360,418      10,204       28,161      0
Unrealized appreciation
(depreciation)                   (18,860)    (172,338)    (587,359)    (29,972)     (551,554)   (2,233)

                            $    432,920 $  1,484,089  $ 5,315,131  $ 1,630,827  $ 3,014,102  $   887,019


   notes to financial statements (continued)
   6.    Net Assets (continued)
   Net Assets at June 30, 2001 are:

                                        American Century                      Alger

                              VP Capital      VP         VP Income    American     American
                             Appreciation International  and Growth     Growth      Small Cap

Proceeds from units sold    $     58,926 $  1,306,044  $   627,240  $10,628,223  $   359,706
Cost of units redeemed           (39,073)   (314,579)    (44,190)      (1,717,329)     (20,229)
Account charges                   (9,021)   (108,597)    (43,976)     (1,104,741)  (17,482)
Net investment income              6,797     70,996        3,698    1,551,266          127
Net realized gain (loss)           7,069     47,101       (2,000)     (47,165)      (5,759)
Unrealized appreciation
(depreciation)                    (4,593)    (248,713)    (43,137)     (2,256,379)  (41,676)

                            $     20,105 $    752,252  $   497,635  $ 7,053,875  $   274,687


                                         T. Rowe Price                        Janus

                                         Limited-Term     Mid-Cap     Worldwide
                             Equity Income   Bond         Growth       Growth   Flexible Income

Proceeds from units sold    $  2,133,545 $     57,496  $   417,979  $ 5,344,703  $   434,433
Cost of units redeemed          (427,582)     (8,669)      (38,239)     (1,298,235)  (20,207)
Account charges                 (242,622)     (1,501)      (21,978)     (382,323)    (20,625)
Net investment income            141,164          637        1,265      129,327       18,770
Net realized gain (loss)           9,329          236       (2,294)    (266,057)         385
Unrealized appreciation
(depreciation)                    35,718          174       18,579     (593,398)      (2,719)

                            $  1,649,552 $     48,373  $   375,312  $ 2,934,017  $   410,037

                                                22


   notes to financial statements (continued)
   6.    Net Assets (continued)
   Net Assets at June 30, 2001 are:

                                      SAFECO                     PBHG

                                            Growth                     Tech. &
                                Equity   Opportunities   Growth II      Comm.

Proceeds from units sold    $    616,211 $    873,065  $   391,194  $   989,300
Cost of units redeemed           (39,306)     (99,012)     (34,059)     (107,238)
Account charges                  (44,933)     (67,981)     (26,197)     (61,114)
Net investment income              5,088        59,010       721          22,653
Net realized gain (loss)          (5,200)        2,604        (10,789)     (63,193)
Unrealized appreciation
(depreciation)                   (64,403)       50,123       (59,517)     (307,665)

                            $    467,457 $    817,809  $   261,353  $   472,743


                                        23